Summary of Significant Accounting Policies (Noncontrolling Interest) (Details)	Dec. 31, 2015
Borgata
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	50.00%
LVE
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	100.00%
LVE
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	100.00%